DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
DEFERRED REVENUE
DEFERRED REVENUE

14.DEFERRED REVENUE

Deferred revenue mainly related to service-type warranties, leasing activities for batteries and maintenance services consisted of the following:

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Beginning balance of the year	9,087	43,283	606,843	25,427,093
Additions	122,035	615,265	1,510,879	63,306,755
Revenue recognized	(87,839)	(51,705)	(134,042)	(5,616,442)
Ending balance of the year	43,283	606,843	1,983,680	83,117,406
In which:
Short-term	17,338	107,448	173,582	7,273,192
Long-term	25,945	499,395	1,810,098	75,844,214

Deferred revenue is equivalent to the total transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, as of the balance sheet dates. From the deferred revenue balance as of December 31, 2022, revenue recognized during the year ended December 31, 2023 was VND84.5 billion (USD3.5 million). Of the total deferred revenue as of December 31, 2023, the Group expects to recognize VND173.6 billion (USD7.3 million) of revenue in the next 12 months. The remaining balance will be recognized over the performance period.